Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Finished products	$ 1,504,397	$ 153,209
Impairment loss	(1,504,397)
Inventories		$ 153,209